SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO LARGE CAP STOCK FUNDS

Wells Fargo Endeavor Select Fund

(the “Fund”)

Effective immediately, Class B shares of the Fund are no longer offered. All references to Class B shares in the Fund’s prospectus, summary prospectus and SAI are hereby removed.

September 9, 2016	LCR096/P101SP2